PIMCO Emerging Markets Currency and Short-Term Investments Fund Expense Example, No Redemption - PIMCO Emerging Markets Currency and Short-Term Investments Fund - A	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 512
Expense Example, No Redemption, 3 Years	802
Expense Example, No Redemption, 5 Years	1,112
Expense Example, No Redemption, 10 Years	$ 1,992